Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information
Cash paid for interest			$ 6,594	$ 1,649	$ 7,858	$ 858
Cash paid for income taxes			7
Non-cash investing activity:
Receipt of MSRs created in loan sales activities	$ 52,478	$ 15,085	$ 94,214	$ 25,971	$ 90,472	$ 8,253	$ 1,174